Equity Incentive Plans and Stock-Based Compensation - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended		12 Months Ended		24 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 2001 Plan [Member]	Dec. 31, 2012 2001 Plan [Member]	Dec. 31, 2011 2001 Plan [Member]	Sep. 30, 2013 2001 Plan [Member] Other Current Liabilities [Member]	Dec. 31, 2012 2001 Plan [Member] Other Current Liabilities [Member]	May 31, 2013 2013 Plan [Member]	Sep. 30, 2013 2013 Plan [Member]	Dec. 31, 2010 Option Repricing Modification [Member] employee	Dec. 31, 2009 Option Repricing Modification [Member]	Dec. 31, 2011 Extended Option Life Modification [Member]	Dec. 31, 2010 Extended Option Life Modification [Member]	Dec. 31, 2011 Extended Option Life Modification [Member] executive
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance							3,995,547				1,250,000
Possible future issuance under stock option plans			1,167,843				1,167,843					1,142,479
Vesting period							4 years
Stock options expiration period						10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Other Increases (Decreases) in Period, Description											The number of shares of common stock reserved for issuance under the 2013 Plan will automatically increase on January 1 each year, for a period of ten years, from January 1, 2014 through January 1, 2023, by 5% of the total number of shares of the Company’s common stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares as may be determined by the Company’s board of directors.
Common stock reserved for issuance increase term											10 years
Number of Shares Reserved Increase Beginning Date											Jan. 01, 2014
Number of Shares Reserved Increase Ending Date											Jan. 01, 2023
Number of shares reserved for issuance terms											5.00%
Number of Options, Granted	681,713		647,750
Shares of common stock subject to repurchase						65,000	0	0
Common stock repurchase price per share						$ 8.64
Liability for unvested shares									$ 600,000	$ 0
Aggregate unrecognized stock-based compensation cost	2,500,000		1,300,000
Unrecognized compensation cost related to nonvested awards, Weighted-average period recognized	1 year 5 months 13 days		1 year 6 months
Aggregate intrinsic value of stock options exercised	1,700,000	300,000	700,000	100,000	100,000
Number of options modified under modification plan													383,417				285,976
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price													$ 2.24	$ 4.00
Number of employees affected by plan modification													124				3
Incremental stock-based compensation													$ 100,000		$ 3,000	$ 45,000